Significant Related Party Transactions (Details) - Schedule of Receivables Due from Related Parties - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balances with affiliated entities
Other receivables	$ 487,330	$ 1,433,243
Balances with management personnel
Related party receivables - Interest bearing	562,330	1,580,243
Balances with management personnel
Related party payables	43,750	132,048
BHP Billiton (UK) DDS Limited [Member]
Balances with affiliated entities
Other receivables	8,772
Kelltechnology SA Proprietary Ltd [Member]
Balances with affiliated entities
Other receivables	478,558	1,433,243
Related party receivables - Interest free [Member]
Balances with management personnel
Related party receivables - Interest bearing	75,000	75,000
Related party receivables [Member[
Balances with management personnel
Related party receivables - Interest bearing	75,000	75,000
Related party payables [Member]
Balances with management personnel
Related party payables	$ 43,750	$ 132,048